Revenue Recognition (Tables)	6 Months Ended
Jun. 30, 2020
Revenue [abstract]
Revenue Recognition

Sources of Revenue	For the six-month period ended June 30, 2020		For the six-month period ended June 30, 2019
Revenues sale of products	Ps.	87,821	Ps.	93,909
Services rendered		188		175
Other operating revenues		332		360

Revenue from contracts with customers	Ps.	88,341	Ps.	94,444